Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accruals and Other Liabilities

14.	Accruals and Other Liabilities

Accruals and other liabilities consisted of the following:

	As of December 31,
	2020	2021
Payables for R&D expenses	197,751	939,488
Payables for purchase of property, plant and equipment	596,527	843,732
Employee compensation payable	326,081	810,730
Payables for marketing events	362,570	679,120
Accrued expenses	145,174	364,647
Deposits from third parties	108,301	241,468
Advance from customers	5,437	208,281
Non-controlling interests (i)	98,010	106,596
Warranty provi sions	31,594	105,068
Interest payables	61,997	54,191
Derivative liabilities (Note 5)	—	48,605
Refundable deposit from customers	213,928	18,752
Others	108,795	390,429

Total	2,256,165	4,811,107

Accrued expenses primarily included receipts of goods and services that the Group had not been invoiced yet. As the Group are invoiced for these goods and services, this balance will decrease and accounts payable will increase.
(i) On September 19, 2019, the Group entered into a partnership agreement with Guangzhou Industrial Transformation and Upgrading
Development Fund Co., Limited (“Industrial Fund”) and Shenzhen Antuo Hengyuan Fund management Co., Limited (“Shenzhen Antuo”) to set up a limited liability partnership entity (the “Kunpeng Kechuang LLP”). Industrial Fund and Shenzhen Antuo subscribed for
RMB98,000 and RMB10
paid in capital in Kunpeng Kechuang LLP in return for
 24.5% and 0.0025%,
of the interests in the partnership, respectively. On
October 22, 2019 and October 24, 2019, Industrial Fund and Shenzhen Antuo injected
 RMB98,000 and RMB10
in cash to Kunpeng Kechuang LLP, respectively. Pursuant to the investment agreement, Industrial Fund and Shenzhen Antuo do not have substantive participating rights in Kunpeng Kechuang LLP nor they are able to transfer their interests in Kunpeng Kechuang LLP to other third party. In addition, at any time within three years, the Group is entitled to, upon its request or is obligated to, or upon Industrial Fund’s request, to purchase from Industrial Fund all of its interests in Kunpeng Kechuang LLP at its investment amount paid plus interest calculated at the current annual interest rate of the 3-year Treasury Bond in the PRC. Upon the exit of Industrial Fund, Kunpeng Kechuang LLP will be dissolved and Shenzhen Antuo will be entitled to its investment amount paid amounted to RMB10. Based on such arrangements, the Group consolidates Kunpeng Kechuang LLP. The investments by Industrial Fund and Shenzhen Antuo are accounted for as a liability because liability classification is required when the Group enters into a purchased call and written put with the non-controlling interests holders, and the put and call have the same fixed exercise price and exercise date.
The interest payable for the investment by Industrial Fund calculated at the current annual interest rate of the
3-year
Treasury Bond in the PRC amounted to RMB8,586 as of December 31, 2021.